Income Taxes - Schedule of Reconciliation of (Provision) Recovery of Income and Capital Taxes (Parenthetical) (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 29, 2013
Income Tax Contingency [Line Items]
Combined federal and provincial statutory tax rates	26.00%	25.75%
Gain on sale of investment		$ 235,000,000
Altynalmas Gold Ltd. [Member]
Income Tax Contingency [Line Items]
Gain on sale of investment			231,900,000
Canada [Member] | Altynalmas Gold Ltd. [Member]
Income Tax Contingency [Line Items]
Gain on sale of investment		231,900,000
Capital loss for tax purposes		105,600,000
Previously unrecognized deferred tax assets		$ 60,300,000